Subsequent event (Details Narrative) - INR (₨) ₨ in Thousands, shares in Thousands	Jun. 03, 2022	Aug. 01, 2022	Jun. 17, 2020
IfrsStatementLineItems [Line Items]
Number of shares issued			14,375,000
Entering into significant commitments or contingent liabilities [member] | Axis Bank Limited [Member]
IfrsStatementLineItems [Line Items]
Credit facilities		₨ 550,000
Fixed deposit percent		20.00%
Entering into significant commitments or contingent liabilities [member] | Non Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Credit facilities	₨ 150,000
Number of shares issued	1,500
Reserve of equity component of convertible instruments	₨ 100,000
Convertible instruments interest percentage	14.00%
Interest expense on debt instruments issued	₨ 1,200